UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  August 21, 2014 to September 12, 2014

  Commission File Number of issuing entity: 333-193376-09

  COMM 2014-CCRE19 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-193376

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  Ladder Capital Finance LLC
  Cantor Commercial Real Estate Lending, L.P.
  Natixis Real Estate Capital LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3936345
  38-3936346
  38-7120285
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-5                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  PEZ                           ______     ______   ___X___       ___________

  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On September 12, 2014 a distribution was made to holders of the certificates issued by COMM 2014-CCRE19 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001013454.

  German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of GACC is 0001541294.

  Ladder Capital Finance LLC ("LCF"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of LCF is 0001541468.

  Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CCRE is 0001558761.

  Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of NREC is 0001542256.

  Part II - OTHER INFORMATION

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by COMM 2014-CCRE19 Mortgage Trust, relating to the September 12, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: September 22, 2014

  /s/ Andrew Mullin
  Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

  Date: September 22, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2014-CCRE19 Mortgage Trust, relating to the September 12, 2014 distribution.